Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000240584 | IndustrialsBLDBN41
Holdings [Line Items]
Percent of Total Investments	18.00%
C000240584 | Equities464286400
Holdings [Line Items]
Percent of Total Investments	0.40%
C000240584 | FuturesCLQ5C 75_20250718_L_MS
Holdings [Line Items]
Percent of Total Investments	5.80%
C000240584 | U.S. Treasury Obligations912797LW5
Holdings [Line Items]
Percent of Total Investments	75.80%
C000240582 | IndustrialsBLDBN41
Holdings [Line Items]
Percent of Total Investments	18.00%
C000240582 | Equities464286400
Holdings [Line Items]
Percent of Total Investments	0.40%
C000240582 | FuturesCLQ5C 75_20250718_L_MS
Holdings [Line Items]
Percent of Total Investments	5.80%
C000240582 | U.S. Treasury Obligations912797LW5
Holdings [Line Items]
Percent of Total Investments	75.80%